Offerings - Offering: 1	Jan. 30, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 7,671,657,207.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,059,455.86
Offering Note	Aggregate number of securities to which transaction applies: As of January 23, 2026, the maximum number of shares of Janus Henderson Group plc's ordinary shares to which this transaction applies is estimated to be 156,840,448, which consists of (1) 149,400,900 ordinary shares entitled to receive the per share merger consideration of $49.00; (2) 5,043,052 ordinary shares underlying restricted stock units, which may be entitled to receive the per share merger consideration of $49.00; (3) 1,708,251 shares of common stock underlying outstanding performance restricted stock units, which may be entitled to receive the per share merger consideration of $49.00; (4) 492,346 ordinary shares underlying stock options pursuant to the Save As You Earn Plan ("UK SAYE"), which may be entitled to receive the per share merger consideration of $49.00 minus any applicable exercise price; and (5) 195,899 additional ordinary shares pursuant to the global employee stock purchase plan, which may be entitled to receive the per share merger consideration of $49.00. Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of January 23, 2026, the underlying value of the transaction was calculated based on the sum of (1) the product of 149,400,900 ordinary shares and the per share merger consideration of $49.00; (2) the product of 5,043,052 ordinary shares underlying restricted stock units and the per share merger consideration of $49.00; (3) the product of 1,708,251 shares of common stock underlying outstanding performance restricted stock units and the per share merger consideration of $49.00; (4) the product of 492,346 ordinary shares underlying stock options pursuant to the UK SAYE and $21.53 (which is the difference between the per share merger consideration of $49.00 and the weighted average exercise price of approximately $27.47); and (5) the product of 195,899 ordinary shares pursuant to the global employee stock purchase plan and the per share merger consideration of $49.00. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying the sum calculated in the preceding sentence by .0001381.